Subsequent Event (Details) (Subject To Regulatory Approvals And Other Closing Conditions Of A Series Of Agreements With Counterparty [Member], Altera Corporation [Member], Subsequent Event [Member], USD $)
In Billions, except Per Share data, unless otherwise specified
Jun. 27, 2015
Subject To Regulatory Approvals And Other Closing Conditions Of A Series Of Agreements With Counterparty [Member] | Altera Corporation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition, Share Price	$ 54.00
Estimated Transaction Value For Acquiree As Of Date Of Agreement	$ 16.7